PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Property plant and equipment, gross	$ 104,885	$ 98,312	$ 132,052
Less: accumulated depreciation	46,429	39,026	29,551
Property and equipment, Net	58,456	59,286	102,501
Office equipment [Member]
Property plant and equipment, gross	45,754	40,248	33,270
Furniture and Fixtures [Member]
Property plant and equipment, gross	$ 59,191	$ 58,064	59,191
Leasehold Improvements [Member]
Property plant and equipment, gross			$ 39,591